Fair Value (Annual and Quarter)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fair Value Disclosures [Text Block]
Note 3 – Fair Value

The Company carries its money market funds and cash surrender value of life insurance related to its deferred compensation arrangements at fair value.  The fair value of these instruments is determined using a three-tier fair value hierarchy.  Based on this hierarchy, the Company determined the fair value of its money market funds using quoted market prices, a Level 1 or an observable input, and the cash surrender value of life insurance, a Level 2 based on observable inputs primarily from the counter party.  The Company’s money market funds and the cash surrender value of life insurance had carrying amounts of $210,000 and $70,000 at September 30, 2012, respectively, and $261,000 and $70,000 at December 31, 2011, respectively.  The carrying amounts of cash equivalents, accounts receivable and accounts payable approximate fair value due to the short maturities of these items.  The fair value of the Company’s Notes and Debentures, using observable inputs, was $247,000 and $33,000 at September 30, 2012, respectively, and $259,000 and $34,000 at December 31, 2011, respectively.  The fair value of the Company’s remaining long-term debt approximates its carrying value of $3.2 million and $3.5 million at September 30, 2012 and December 31, 2011, respectively.

4.  Fair Value

The Company carries its money market funds and cash surrender value of life insurance related to its deferred compensation arrangements at fair value.  The fair value of these instruments is determined using a three-tier fair value hierarchy.  Based on this hierarchy, the Company determined the fair value of its money market funds using quoted market prices, a Level 1 or an observable input, and the cash surrender value of life insurance, a Level 2 based on observable inputs primarily from the counter party.  The Company’s money market funds and the cash surrender value of life insurance had carrying amounts of $261,000 and $70,000 at December 31, 2011, respectively, and $5,000 and $71,000 at December 31, 2010, respectively.  The carrying amounts of cash equivalents, accounts receivable and accounts payable approximate fair value due to the short maturities of these items.  The fair value of the Company’s 8¼% Limited convertible senior subordinated notes due 2012  and 9½% Subordinated debentures due 2012 using observable inputs, was $259,000 and $34,000 at December 31, 2011, respectively, and $1.2 million and $0.1 million at December 31, 2010, respectively.  The fair value of the Company’s remaining long-term debt approximates its carrying value of $3.5 million and $7.5 million at December 31, 2011 and 2010, respectively.